UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund:	BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30

Date of reporting period: 07/01/2010 – 06/30/2011

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************
ICA File Number: 811-02688
Reporting Period: 07/01/2010 - 06/30/2011
BlackRock Municipal Bond Fund, Inc.

===================== BLACKROCK HIGH YIELD MUNICIPAL FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== BLACKROCK MUNICIPAL FUND ===========================

THE BLACKROCK INSURED MUNICIPAL TERM TRUST INC.

Ticker:       BMT            Security ID:  092474105
Meeting Date: SEP 02, 2010   Meeting Type: Annual
Record Date:  JUL 06, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       For          Management
1.2   Elect Director Kathleen F. Feldstein    For       For          Management
1.3   Elect Director Henry Gabbay             For       For          Management
1.4   Elect Director Jerrold B. Harris        For       For          Management

====================== BLACKROCK NATIONAL MUNICIPAL FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BLACKROCK SHORT-TERM MUNICIPAL FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock Municipal Bond Fund, Inc.

Date:	August 29, 2011